Fees Summary	Sep. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,233,156.00
Previously Paid Amount	0.00
Total Fee Amount	1,805.61
Total Offset Amount	0.00
Net Fee	1,805.61
Narrative - Max Aggregate Offering Price	$ 12,233,156.00
Final Prospectus	true